Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short-term borrowings
Short-term borrowings	$ 30,739	¥ 200,000	¥ 1,878,286
Short-term borrowings
Short-term borrowings
Weighted average interest rate	7.00%	7.00%	5.45%